Goodwill and intangible assets - Movements in present value in-force long-term insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 21,346
Goodwill and intangible assets ending balance	23,453	$ 21,346
Present value of in-force long-term insurance business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	6,502	5,685
Change in PVIF of long-term insurance business	24	902
– value of new business written during the year	919	900
– expected return	(599)	(532)
– assumption changes and experience variances	(280)	513
Other	(16)	21
Reclassified to held for sale	0	(45)
Exchange differences	84	(40)
Goodwill and intangible assets ending balance	$ 6,610	$ 6,502